Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Restricted And Performance Stock And Unit Activity)(Details) - $ / shares		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Employee Benefits And Share Based Compensation [Abstract]
Nonvested on January 1, 2016, Shares/Units	[1]	3,472,424
Nonvested on January 1, 2016, Weighted average grant date fair value		$ 10.73
Shares/units granted, Shares/Units	[1]	1,509,596
Shares/units granted, Weighted average grant date fair value		$ 12.9	[2]	$ 13.9	$ 11.62
Shares/units vested, Shares/Units	[1]	910,258
Shares/units vested, Weighted average grant date fair value		$ 10.68
Shares/units cancelled, Shares/Units	[1]	67,360
Shares/units cancelled, Weighted average grant date fair value		$ 12.52
Nonvested on December 31, 2016, Shares/Units	[1]	4,004,402		3,472,424
Nonvested on December 31, 2016, Weighted average grant date fair value		$ 11.28		$ 10.73

[1]	Includes only units that settle in shares and nonvested performance units are included at 100% payout level.
[2]	The weighted average grant date fair value for shares/units granted in 2015 and 2014 was $13.90 and $11.62, respectively.